FIDELITY(registered trademark)
CASH MANAGEMENT
FUNDS

TREASURY FUND
PRIME FUND
TAX-EXEMPT FUND

SEMIANNUAL REPORT
APRIL 30, 2000

(2_FIDELITY_LOGOS)(registered trademark)\

CONTENTS


SCHEDULES OF INVESTMENTS &
FINANCIAL STATEMENTS

 TREASURY FUND              3

 PRIME FUND                 12

 TAX-EXEMPT FUND            26

NOTES TO THE FINANCIAL      45
STATEMENTS



Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report is printed on recycled paper using soy-based inks.

EACH FUND SEEKS TO OBTAIN AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND LIQUIDITY BY INVESTING IN HIGH-QUALITY, SHORT-TERM MONEY MARKET SECURITIES. TREASURY FUND INVESTS IN MONEY MARKET SECURITIES ISSUED BY THE U.S. TREASURY AND BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT. PRIME FUND INVESTS IN A BROAD RANGE OF MONEY MARKET SECURITIES. TAX-EXEMPT FUND SEEKS TO OBTAIN CURRENT INCOME, EXEMPT FROM FEDERAL INCOME TAXES BY INVESTING IN MUNICIPAL MONEY MARKET SECURITIES.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK. FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-6666 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

TREASURY FUND

INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets



U.S. TREASURY OBLIGATIONS -
24.9%

DUE DATE                     ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                VALUE (NOTE 1)
                             PURCHASE

U.S. TREASURY BILLS - 7.4%

 6/22/00                      5.67%                       $ 25,000,000                    $ 24,800,667

 6/29/00                      5.57                         45,000,000                      44,600,152

 6/29/00                      5.65                         20,000,000                      19,819,722

 7/13/00                      5.55                         25,000,000                      24,726,250

 10/5/00                      6.00                         30,000,000                      29,238,332

 10/12/00                     5.95                         10,000,000                      9,740,789

 10/12/00                     5.96                         10,000,000                      9,740,561

 11/9/00                      6.05                         20,000,000                      19,385,600

                                                                                           182,052,073

U.S. TREASURY NOTES - 17.5%

 5/15/00                      5.50                         35,000,000                      35,010,693

 5/15/00                      5.73                         20,000,000                      20,003,753

 5/31/00                      5.12                         10,000,000                      10,007,414

 5/31/00                      5.55                         10,000,000                      10,004,809

 7/31/00                      5.27                         25,000,000                      25,045,295

 7/31/00                      5.67                         25,000,000                      24,969,802

 7/31/00                      5.68                         10,000,000                      9,987,695

 7/31/00                      5.99                         49,000,000                      48,912,910

 7/31/00                      6.01                         25,000,000                      24,954,549

 8/15/00                      6.05                         25,000,000                      24,563,981

 8/15/00                      6.06                         90,000,000                      89,960,706

 8/31/00                      5.42                         10,000,000                      9,986,468

 8/31/00                      5.43                         10,000,000                      9,987,466

 9/30/00                      5.43                         15,000,000                      14,937,409

 11/30/00                     6.15                         30,000,000                      29,717,288

 2/15/01                      6.25                         25,000,000                      23,804,199

 2/15/01                      6.32                         15,000,000                      14,275,669

                                                                                           426,130,106

TOTAL U.S. TREASURY                                                                        608,182,179
OBLIGATIONS



REPURCHASE AGREEMENTS - 69.0%

                               MATURITY AMOUNT                   VALUE (NOTE 1)

In a joint trading account
(U.S. Treasury Obligations)
dated:

4/7/00 due 5/16/00 At 5.95%    $ 100,644,583                     $ 100,000,000

4/18/00 due 6/1/00 At 6.01%     100,731,910                       100,000,000
(a)

4/28/00 due 5/1/00 At:

5.71%                           49,554,561                        49,531,000

5.77%                           1,435,689,602                     1,435,000,000

TOTAL REPURCHASE AGREEMENTS                                       1,684,531,000

TOTAL INVESTMENT PORTFOLIO -                                      2,292,713,179
93.9%

NET OTHER ASSETS - 6.1%                                             147,679,414

NET ASSETS - 100%                                               $ 2,440,392,593

Total Cost for Income Tax Purposes                              $ 2,292,713,179


LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

INCOME TAX INFORMATION

At October 31, 1999, the fund had a capital loss carryforward of approximately $439,000 of which $391,000 and $48,000 will expire on October 31, 2001 and 2007, respectively.

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                  APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                 $ 2,292,713,179
value (including repurchase
agreements of
$1,684,531,000) -  See
accompanying schedule

Cash                                          98

Receivable for investments                    150,000,000
sold

Receivable for fund shares                    21,346,262
sold

Interest receivable                           11,312,558

 TOTAL ASSETS                                 2,475,372,097

LIABILITIES

Payable for fund shares        $ 29,372,198
redeemed

Distributions payable           3,825,627

Accrued management fee          404,241

Distribution fees payable       846,755

Other payables and accrued      530,683
expenses

 TOTAL LIABILITIES                            34,979,504

NET ASSETS                                   $ 2,440,392,593

Net Assets consist of:

Paid in capital                              $ 2,440,719,111

Accumulated net realized gain                 (326,518)
(loss) on investments

NET ASSETS                                   $ 2,440,392,593

CALCULATION OF MAXIMUM                        $1.00
OFFERING PRICE DAILY MONEY
CLASS: NET ASSET VALUE,
offering price and
redemption price per   share
($1,224,254,022 (divided by)
1,224,391,818 shares)

CAPITAL RESERVES CLASS: NET                   $1.00
ASSET VALUE, offering price
and redemption price per
share ($1,031,234,468
(divided by) 1,031,350,542
shares)

ADVISOR B CLASS: NET ASSET                    $1.00
VALUE and offering price per
  share ($116,397,864
(divided by) 116,410,967
shares) A

ADVISOR C CLASS: NET ASSET                    $1.00
VALUE and offering price per
  share ($68,506,239
(divided by) 68,513,948
shares) A

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS

                              SIX MONTHS ENDED APRIL 30,
                                        2000 (UNAUDITED)

INTEREST INCOME                             $ 71,372,901

EXPENSES

Management fee                 $ 3,183,749

Transfer agent fees             2,883,735

Distribution fees               5,136,397

Accounting fees and expenses    115,453

Non-interested trustees'        4,262
compensation

Custodian fees and expenses     7,293

Registration fees               183,459

Audit                           16,515

Legal                           5,684

Miscellaneous                   2,624

 Total expenses before          11,539,171
reductions

 Expense reductions             (888,175)    10,650,996

NET INTEREST INCOME                          60,721,905

NET REALIZED GAIN (LOSS) ON                  120,971
INVESTMENTS

NET INCREASE IN NET ASSETS                  $ 60,842,876
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1999
                                 2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 60,721,905                $ 92,935,020

 Net realized gain (loss)         120,971                     (56,252)

 NET INCREASE (DECREASE) IN       60,842,876                  92,878,768
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (60,721,905)                (92,935,020)
from net interest income

Share transactions - net          (63,382,943)                670,713,649
increase (decrease)

  TOTAL INCREASE (DECREASE)       (63,261,972)                670,657,397
IN NET ASSETS

NET ASSETS

 Beginning of period              2,503,654,565               1,832,997,168

 End of period                   $ 2,440,392,593             $ 2,503,654,565


FINANCIAL HIGHLIGHTS - DAILY MONEY CLASS

                               SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                               (UNAUDITED)                      1999                 1998     1997     1996E       1996F

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 1.000                          $ 1.000              $ 1.000  $ 1.000  $ 1.000     $ 1.000
period

Income from Investment
Operations

Net interest income             .024                             .043                 .049     .049     .012        .049

Less Distributions

From net  interest  income      (.024)                           (.043)               (.049)   (.049)   (.012)      (.049)

Net asset value, end  of       $ 1.000                          $ 1.000              $ 1.000  $ 1.000  $ 1.000     $ 1.000
period

TOTAL RETURN B, C               2.47%                            4.38%                5.04%    4.97%    1.19%       5.06%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 1,224                          $ 1,335              $ 1,261  $ 1,284  $ 1,801     $ 1,801
(in millions)

Ratio of expenses to average    .68% A, D                        .65% D               .65%D    .65%D    .65% A, D   .65% D
net assets

Ratio of net interest income    4.91% A                          4.30%                4.93%    4.88%    4.66% A     4.94%
to average net assets




FINANCIAL HIGHLIGHTS - DAILY MONEY CLASS

                               YEARS ENDED OCTOBER 31,

                               1995F

SELECTED PER-SHARE DATA

Net asset value, beginning of  $ 1.000
period

Income from Investment
Operations

Net interest income             .049

Less Distributions

From net  interest  income      (.049)

Net asset value, end  of       $ 1.000
period

TOTAL RETURN B, C               5.02%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 1,828
(in millions)

Ratio of expenses to average    .65%D
net assets

Ratio of net interest income    4.89%
to average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E THREE MONTHS ENDED OCTOBER 31, 1996
F YEAR ENDED JULY 31

FINANCIAL HIGHLIGHTS - CAPITAL RESERVES CLASS

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999                     1998     1997 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000                          $ 1.000                  $ 1.000  $ 1.000000
period

Income from Investment
Operations

Net interest income               .023                             .040                     .047     .000134

Less Distributions

From net interest income          (.023)                           (.040)                   (.047)   (.000134)

Net asset value, end of period   $ 1.000                          $ 1.000                  $ 1.000  $ 1.000000

TOTAL RETURN B, C                 2.35%                            4.12%                    4.78%    .01%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 1,031                          $ 950                    $ 480    $ 265
(in millions)

Ratio of expenses to average      .93% A, D                        .90% D                   .90% D   .90% A, D
net assets

Ratio of net interest income      4.68% A                          4.06%                    4.67%    4.93% A
to average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF CAPITAL RESERVES CLASS
SHARES)

FINANCIAL HIGHLIGHTS - ADVISOR B CLASS

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999                     1998      1997      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000                          $ 1.000                  $ 1.000   $ 1.000   $ 1.000
period

Income from Investment
Operations

Net interest income               .021                             .035                     .042      .041      .010

Less Distributions

From net  interest  income        (.021)                           (.035)                   (.042)    (.041)    (.010)

Net asset value, end of period   $ 1.000                          $ 1.000                  $ 1.000   $ 1.000   $ 1.000

TOTAL RETURN B, C                 2.09%                            3.61%                    4.26%     4.20%     1.01%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 116                            $ 157                    $ 76      $ 46      $ 20
(in millions)

Ratio of expenses to average      1.43% A, D                       1.40% D                  1.40% D   1.39% D   1.35% A, D
net assets

Ratio of net interest income      4.16% A                          3.60%                    4.16%     4.24%     3.96% A
to average net assets



FINANCIAL HIGHLIGHTS - ADVISOR B CLASS

                                 YEARS ENDED OCTOBER 31,

                                 1996 F    1995 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000   $ 1.000
period

Income from Investment
Operations

Net interest income               .043      .042

Less Distributions

From net  interest  income        (.043)    (.042)

Net asset value, end of period   $ 1.000   $ 1.000

TOTAL RETURN B, C                 4.33%     4.28%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 40      $ 3
(in millions)

Ratio of expenses to average      1.35% D   1.35% D
net assets

Ratio of net interest income      4.13%     4.22%
to average net assets


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E THREE MONTHS ENDED OCTOBER 31, 1996
F YEAR ENDED JULY 31

FINANCIAL HIGHLIGHTS - ADVISOR C CLASS

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999                     1998 E

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000                          $ 1.000                  $ 1.000
period

Income from Investment
Operations

Net interest income               .021                             .035                     .041

Less Distributions

From net interest income          (.021)                           (.035)                   (.041)

Net asset value, end of period   $ 1.000                          $ 1.000                  $ 1.000

TOTAL RETURN B, C                 2.09%                            3.61%                    4.22%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (in    $ 69                             $ 62                     $ 16
millions)

Ratio of expenses to average      1.43% A, D                       1.40% D                  1.40% A, D
net assets

Ratio of net interest income      4.21% A                          3.61%                    4.24% A
to average net assets


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF ADVISOR C CLASS SHARES) TO OCTOBER 31, 1998

PRIME FUND

INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets



CERTIFICATES OF DEPOSIT - 33.6%

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

DOMESTIC CERTIFICATES OF
DEPOSIT - 3.6%

American Express Centurion Bank

 5/16/00                          6.05%                       $ 50,000,000                      $ 50,000,000

Citibank NA, New York

 5/24/00                          6.07                         50,000,000                        50,000,000

 5/25/00                          6.07                         50,000,000                        50,000,000

First Union National Bank,
North Carolina

 5/18/00                          6.00                         25,000,000                        25,000,000

 11/21/00                         6.48                         25,000,000                        25,000,000

Harris Trust & Savings Bank,
Chicago

 5/12/00                          6.05                         100,000,000                       100,000,000

                                                                                                 300,000,000

LONDON BRANCH, EURODOLLAR,
FOREIGN BANKS - 12.5%

Abbey National Treasury
Services PLC

 8/15/00                          6.27                         85,000,000                        85,000,000

 11/9/00                          6.50                         25,000,000                        25,000,000

Barclays Bank PLC

 5/4/00                           6.09                         75,000,000                        75,000,000

 5/8/00                           6.01                         50,000,000                        50,000,048

 5/8/00                           6.09                         150,000,000                       150,000,000

 7/28/00                          5.80                         25,000,000                        25,000,000

Bayerische Hypo-und
Vereinsbank AG

 5/17/00                          6.06                         50,000,000                        50,000,000

 6/13/00                          6.10                         75,000,000                        75,000,000

 6/27/00                          6.22                         60,000,000                        60,000,000

 11/1/00                          6.70                         55,000,000                        55,000,000

 12/11/00                         6.50                         50,000,000                        50,000,000

Halifax PLC

 6/19/00                          6.06                         100,000,000                       100,000,000

 6/30/00                          6.10                         50,000,000                        50,000,000

ING Bank NV

 6/28/00                          6.11                         40,000,000                        40,000,000

 9/25/00                          6.39                         50,000,000                        50,000,988

 11/8/00                          6.51                         40,000,000                        40,002,022

RaboBank Nederland Coop.
Central

 12/18/00                         6.52                         30,000,000                        30,000,000

Societe Generale

 12/18/00                         6.54                         40,000,000                        40,000,000

                                                                                                 1,050,003,058

CERTIFICATES OF DEPOSIT -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS - 17.5%

Barclays Bank PLC

 5/1/00                           6.14% (b)                   $ 25,000,000                      $ 24,999,558

 5/24/00                          6.08                         45,000,000                        45,000,000

 6/14/00                          5.66                         50,000,000                        49,997,111

Bayerische Hypo-und
Vereinsbank AG

 5/18/00                          6.04                         75,000,000                        75,001,786

Canadian Imperial Bank of
Commerce

 5/19/00                          6.06                         50,000,000                        50,000,000

 6/20/00                          6.19                         70,000,000                        70,000,000

Credit Communale de Belgique

 5/25/00                          6.08                         100,000,000                       100,000,000

Deutsche Bank AG

 5/10/00                          6.06 (b)                     45,000,000                        44,979,752

 5/16/00                          6.02                         75,000,000                        75,000,000

 2/5/01                           6.75                         50,000,000                        49,979,988

Landesbank Hessen-Thuringen

 7/3/00                           6.28 (b)                     200,000,000                       199,923,944

Lloyds Bank PLC

 7/17/00                          5.70                         15,000,000                        14,998,484

Norddeutsche Landesbank
Girozentrale

 2/8/01                           6.75                         25,000,000                        24,990,805

RaboBank Nederland Coop.
Central

 7/12/00                          5.75                         50,000,000                        49,995,276

Royal Bank of Canada

 5/15/00                          6.06 (b)                     55,000,000                        54,969,434

 5/2/01                           7.00                         25,000,000                        24,995,267

 5/3/01                           7.10                         25,000,000                        24,992,907

Royal Bank of Scotland PLC

 5/8/00                           6.08                         75,000,000                        75,000,000

 5/22/00                          6.00                         50,000,000                        50,000,000

Societe Generale

 5/9/00                           6.11 (b)                     55,000,000                        54,976,416

 5/19/00                          6.08 (b)                     26,000,000                        25,997,367

 5/29/00                          6.18 (b)                     24,000,000                        23,987,537

Svenska Handelsbanken AB

 5/5/00                           6.01                         50,000,000                        50,000,000

UBS AG

 5/18/00                          5.35                         25,000,000                        24,999,328

 7/5/00                           5.80                         25,000,000                        24,998,296

CERTIFICATES OF DEPOSIT -
CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

NEW YORK BRANCH, YANKEE
DOLLAR, FOREIGN BANKS -
CONTINUED

UBS AG - continued

 12/7/00                          6.45%                       $ 25,000,000                      $ 24,949,051

 5/1/01                           7.00                         130,000,000                       129,975,386

                                                                                                 1,464,707,693

TOTAL CERTIFICATES OF DEPOSIT                                                                    2,814,710,751

COMMERCIAL PAPER - 41.3%



Aspen Funding Corp.

 6/26/00                          6.12                         35,000,000                        34,673,714

 9/18/00                          6.35                         50,000,000                        48,804,167

Bank of America Corp.

 9/11/00                          6.30                         50,000,000                        48,873,194

Caisse des Depots et
Consignations

 5/4/00                           6.00                         50,000,000                        49,975,375

 5/5/00                           6.00                         50,000,000                        49,967,167

CBA Finance, Inc.

 5/4/00                           6.02                         50,000,000                        49,975,292

 5/24/00                          5.97                         49,300,000                        49,117,316

Citibank Credit Card Master
Trust I (Dakota Certificate
Program)

 5/8/00                           6.03                         50,000,000                        49,941,958

 5/9/00                           6.06                         15,000,000                        14,980,000

 5/11/00                          6.06                         6,000,000                         5,990,033

 5/11/00                          6.11                         70,000,000                        69,881,972

 5/22/00                          6.06                         26,250,000                        26,158,431

 6/5/00                           6.07                         40,000,000                        39,767,444

Corporate Receivables Corp.

 5/17/00                          6.09                         100,000,000                       99,731,111

Cregem North America, Inc.

 11/22/00                         6.44                         35,000,000                        33,774,271

CXC, Inc.

 5/11/00                          5.98                         20,000,000                        19,967,167

 5/19/00                          6.10                         25,000,000                        24,924,625

Delaware Funding Corp.

 5/18/00                          6.07                         25,358,000                        25,285,554

Deutsche Bank Financial, Inc.

 5/17/00                          6.07                         200,000,000                       199,464,000

 5/31/00                          6.03                         50,000,000                        49,752,500

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Dexia CLF Finance Co.

 5/2/00                           6.01%                       $ 35,000,000                      $ 34,994,244

 5/2/00                           6.10                         50,000,000                        49,991,528

Edison Asset Securitization LLC

 5/24/00                          6.09                         55,819,000                        55,603,244

 5/25/00                          6.07                         45,000,000                        44,819,100

Falcon Asset Securitization
Corp.

 5/12/00                          6.10                         30,000,000                        29,944,450

 5/15/00                          6.05                         43,999,000                        43,895,822

 5/15/00                          6.12                         30,000,000                        29,929,067

 5/16/00                          6.10                         20,000,000                        19,949,500

 5/18/00                          6.06                         26,310,000                        26,235,082

 6/7/00                           6.16                         64,605,000                        64,198,635

Ford Motor Credit Co.

 5/9/00                           6.05                         100,000,000                       99,866,222

GE Capital International
Funding, Inc.

 5/10/00                          6.08                         54,986,000                        54,902,971

 6/20/00                          6.20                         30,000,000                        29,745,417

General Electric Capital Corp.

 5/11/00                          6.09                         50,000,000                        49,915,972

General Electric Capital
Services, Inc.

 5/8/00                           6.09                         100,000,000                       99,882,361

General Motors Acceptance Corp.

 5/11/00                          6.09                         100,000,000                       99,831,944

Goldman Sachs Group, Inc.

 5/15/00                          6.00                         35,000,000                        34,919,558

Kitty Hawk Funding Corp.

 5/26/00                          6.12                         14,318,000                        14,257,447

 6/5/00                           6.29                         50,000,000                        49,696,181

 6/12/00                          6.16                         15,157,000                        15,049,663

 6/16/00                          6.22                         11,155,000                        11,067,625

 8/11/00                          6.27                         10,000,000                        9,827,733

 8/15/00                          6.27                         10,775,000                        10,582,104

 9/20/00                          6.41                         10,000,000                        9,755,050

Lower Colorado River Auth.
Tax Rev.

 6/5/00                           6.08                         30,000,000                        30,000,000

Merrill Lynch & Co., Inc.

 5/22/00                          6.02                         50,000,000                        49,827,042

Morgan Stanley Dean Witter &
Co.

 5/1/00                           6.06                         50,000,000                        50,000,000

 5/26/00                          6.04                         25,000,000                        24,896,701

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

National Rural Utility Coop.
Finance Corp.

 9/13/00                          6.30%                       $ 25,000,000                      $ 24,428,125

Nationwide Building Society

 5/19/00                          6.06                         39,000,000                        38,882,415

New Center Asset Trust

 5/8/00                           6.13                         50,000,000                        49,940,889

Newport Funding Corp.

 5/16/00                          6.07                         43,916,000                        43,805,478

Northern Rock PLC

 6/6/00                           6.18                         1,000,000                         993,860

Park Avenue Receivables Corp.

 5/19/00                          6.07                         30,779,000                        30,686,047

Preferred Receivables Funding
Corp.

 5/12/00                          6.06                         50,000,000                        49,907,875

 5/16/00                          6.06                         110,662,000                       110,383,962

 5/22/00                          6.15                         14,000,000                        13,950,265

 5/30/00                          6.23                         44,593,000                        44,370,283

RaboBank Nederland Coop.
Central

 5/26/00                          6.07                         100,000,000                       99,580,556

 6/22/00                          6.10                         50,000,000                        49,568,111

Salomon Smith Barney
Holdings, Inc.

 6/2/00                           6.16                         50,000,000                        49,728,000

Societe Generale NA

 5/22/00                          6.00                         50,000,000                        49,828,500

 8/3/00                           6.25                         40,000,000                        39,367,067

Svenska Handelsbanken, Inc.

 5/25/00                          6.02                         25,000,000                        24,901,667

Three Rivers Funding Corp.

 5/11/00                          6.07                         50,000,000                        49,916,111

 5/15/00                          6.10                         68,106,000                        67,945,232

Triple-A One Funding Corp.

 5/9/00                           6.06                         37,765,000                        37,714,647

 5/25/00                          6.12                         25,616,000                        25,511,999

UBS Finance, Inc.

 5/9/00                           6.08                         150,000,000                       149,798,333

Variable Funding Capital Corp.

 5/12/00                          6.07                         25,000,000                        24,953,861

Westdeutsche Landesbank
Girozentrale

 5/24/00                          6.04                         75,000,000                        74,714,896

Windmill Funding Corp.

 5/9/00                           6.06                         25,000,000                        24,966,667

COMMERCIAL PAPER - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Windmill Funding Corp. -
continued

 5/10/00                          6.06%                       $ 50,000,000                      $ 49,924,625

 5/11/00                          6.06                         50,000,000                        49,916,250

 5/16/00                          6.07                         20,000,000                        19,949,667

 5/24/00                          6.11                         25,000,000                        24,902,889

TOTAL COMMERCIAL PAPER                                                                           3,455,128,231

FEDERAL AGENCIES - 3.3%



FANNIE MAE - 0.8%

Agency Coupons - 0.8%

 5/23/00                          5.97 (b)                     70,000,000                        69,993,918

FEDERAL HOME LOAN BANK - 1.6%

Agency Coupons - 1.6%

 7/5/00                           6.13 (b)                     135,000,000                       134,960,429

FREDDIE MAC - 0.9%

Discount Notes - 0.9%

 2/1/01                           6.57                         52,000,000                        49,544,213

 2/7/01                           6.50                         25,000,000                        23,805,417

                                                                                                 73,349,630

TOTAL FEDERAL AGENCIES                                                                           278,303,977

BANK NOTES - 8.1%



Bank of America NA

 5/18/00                          6.00                         50,000,000                        50,000,000

 5/30/00                          6.00                         25,000,000                        25,000,000

 6/21/00                          6.10                         50,000,000                        50,000,000

Bank One NA, Chicago

 5/26/00                          6.00                         50,000,000                        50,000,000

 5/30/00                          6.00                         25,000,000                        25,000,000

 7/19/00                          6.15                         25,000,000                        25,000,000

 7/24/00                          6.27 (b)                     40,000,000                        39,982,880

Fifth Third Bank, Cincinnati

 5/8/00                           6.05                         200,000,000                       199,999,999

First Union National Bank,
North Carolina

 5/24/00                          6.12 (b)                     50,000,000                        50,000,000

 7/5/00                           6.38 (b)                     40,000,000                        40,000,000

BANK NOTES - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

Fleet National Bank

 5/1/00                           6.21% (b)                   $ 25,000,000                      $ 24,997,607

US Bank NA

 5/22/00                          6.10 (b)                     100,000,000                       99,989,010

TOTAL BANK NOTES                                                                                 679,969,496

MEDIUM-TERM NOTES - 6.3%



CIESCO LP

 5/17/00                          6.11 (b)                     85,000,000                        84,996,473

CIT Group, Inc.

 5/1/00                           6.20 (b)                     30,000,000                        29,997,512

 5/1/00                           6.30 (b)                     55,000,000                        54,979,909

GE Life & Annuity Assurance Co.

 5/1/00                           6.24 (b)(c)                  80,000,000                        80,000,000

General Electric Capital Corp.

 5/3/00                           6.04 (b)                     30,000,000                        30,000,000

General Motors Acceptance
Corp. Mortgage Credit

 5/2/00                           6.20                         145,000,000                       144,975,142

Ikon Receivables LLC

 10/16/00                         6.04                         18,109,065                        18,109,065

Merrill Lynch & Co., Inc.

 5/3/00                           6.10 (b)                     40,000,000                        39,996,307

Morgan Stanley Dean Witter &
Co.

 6/30/00                          6.30 (b)                     50,000,000                        49,997,318

TOTAL MEDIUM-TERM NOTES                                                                          533,051,726

SHORT-TERM NOTES - 3.3%



Jackson National Life
Insurance Co.

 5/1/00                           6.45 (b)(c)                  25,000,000                        25,000,000

Monumental Life Insurance Co.

 5/1/00                           6.27 (b)(c)                  18,000,000                        18,000,000

 5/1/00                           6.30 (b)(c)                  20,000,000                        20,000,000

New York Life Insurance Co.

 6/1/00                           6.22 (b)(c)                  17,000,000                        17,000,000

 7/3/00                           6.41 (b)(c)                  15,000,000                        15,000,000

RACERS Series 1999 16MM,

 5/2/00                           6.15 (a)(b)                  33,000,000                        33,000,000

SHORT-TERM NOTES - CONTINUED

DUE DATE                         ANNUALIZED YIELD AT TIME OF  PRINCIPAL AMOUNT                  VALUE (NOTE 1)
                                 PURCHASE

SMM Trust Series 1999 I,

 5/26/00                          6.11% (a)(b)                $ 12,000,000                      $ 12,000,000

Strategic Money Market Trust
Series 1999 A6,

 7/13/00                          6.40 (a)(b)                  60,000,000                        60,000,000

Strategic Money Market Trust
Series 2000 B,

 6/13/00                          6.15 (a)(b)                  30,000,000                        30,000,000

Transamerica Occidental Life
Insurance

 5/30/00                          6.56 (b)(c)                  40,000,000                        40,000,000

TOTAL SHORT-TERM NOTES                                                                           270,000,000

TIME DEPOSITS - 3.3%



Abbey National Treasury
Services PLC

 5/17/00                          6.06                         75,000,000                        75,000,000

Amsouth Bank NA, Birmingham

 5/1/00                           6.09                         200,000,000                       200,000,000

TOTAL TIME DEPOSITS                                                                              275,000,000


REPURCHASE AGREEMENTS - 6.1%

                                                               MATURITY AMOUNT

In a joint trading account                                    $ 113,006,729                      112,953,000
(U.S. Treasury Obligations)
dated 4/28/00 due 5/1/00 At
5.71%

With:

Bank of America NA At 6.14%,                                   200,102,333                       200,000,000
dated 4/28/00  due 5/1/00:
(Commercial Paper
Obligations)  (Principal
Amount $200,000,000) 0% -
6.48%,  5/1/00 - 11/3/00

Salomon Smith Barney At                                         200,102,208                       200,000,000
6.13%, dated 4/28/00  due
5/1/00: (Commercial Paper
Obligations)  (Principal
Amount $200,000,000) 0% -
6.18%,  5/9/00 - 5/30/00

TOTAL REPURCHASE AGREEMENTS                                                                       512,953,000

TOTAL INVESTMENT PORTFOLIO -                                                                      8,819,117,181
105.3%

NET OTHER ASSETS - (5.3)%                                                                         (447,838,075)

NET ASSETS - 100%                                                                               $ 8,371,279,106

Total Cost for Income Tax Purposes                                                              $ 8,819,117,181


LEGEND

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $135,000,000 or 1.6% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933.

Additional information on each holding is as follows:

SECURITY                      ACQUISITION DATE   COST

GE Life & Annuity Assurance   4/6/00             $ 80,000,000
Co. 6.24%, 5/1/00

Jackson National Life         7/6/99             $ 25,000,000
Insurance Co. 6.45%, 5/1/00

Monumental Life Insurance     7/31/98 - 9/17/98  $ 18,000,000
Co.: 6.27%, 5/1/00

6.30%, 5/1/00                 3/12/99            $ 20,000,000

New York Life Insurance Co.:  8/13/99            $ 17,000,000
6.22%, 6/1/00

6.41%, 7/3/00                 12/20/99           $ 15,000,000

Transamerica Occidental Life  4/28/00            $ 40,000,000
Insurance  6.56%, 5/30/00

OTHER INFORMATION

The fund invested in securities that are not registered under the Securities Act of 1933. These securities are subject to legal or contractual restrictions on resale. At the end of the period, restricted securities (excluding Rule 144A issues) amounted to $215,000,000 and 2.6% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $10,324,500. The weighted average interest rate was 5.83%. Interest earned from the interfund lending program amounted to $10,024 and is included in interest income on the Statement of Operations.

INCOME TAX INFORMATION

At October 31, 1999, the fund had a capital loss carryforward of approximately $735,000 of which $101,000, $584,000, $48,000 and $2,000 will expire on October 31, 2001, 2002, 2003 and 2005, respectively.

PRIME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                                   APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                  $ 8,819,117,181
value (including repurchase
agreements of $512,953,000)
-  See accompanying schedule

Cash                                           18

Receivable for investments                     40,000,000
sold

Receivable for fund shares                     165,294,213
sold

Interest receivable                            35,921,729

Other receivables                              3,518

 TOTAL ASSETS                                  9,060,336,659

LIABILITIES

Payable for investments        $ 274,963,559
purchased

Payable for fund shares         404,991,389
redeemed

Distributions payable           2,791,437

Accrued management fee          1,614,592

Distribution fees payable       2,624,567

Other payables and accrued      2,072,009
expenses

 TOTAL LIABILITIES                             689,057,553

NET ASSETS                                    $ 8,371,279,106

Net Assets consist of:

Paid in capital                               $ 8,371,995,999

Accumulated net realized gain                  (716,893)
(loss) on investments

NET ASSETS                                    $ 8,371,279,106

DAILY MONEY CLASS: NET ASSET                   $1.00
VALUE, offering price and
redemption price per   share
($4,576,728,177 (divided by)
4,577,113,448 shares)

CAPITAL RESERVES CLASS: NET                    $1.00
ASSET VALUE, offering price
and redemption price per
share ($3,794,550,929
(divided by) 3,794,870,357
shares)

STATEMENT OF OPERATIONS
                                 SIX MONTHS ENDED APRIL 30,
                                          2000 (UNAUDITED)

INTEREST INCOME                              $ 243,572,625

EXPENSES

Management fee                 $ 10,134,185

Transfer agent fees             9,372,480

Distribution fees               14,566,212

Accounting fees and expenses    326,105

Non-interested trustees'        12,302
compensation

Custodian fees and expenses     63,808

Registration fees               775,261

Audit                           23,673

Legal                           16,554

Miscellaneous                   7,945

 Total expenses before          35,298,525
reductions

 Expense reductions             (3,126,859)   32,171,666

NET INTEREST INCOME                           211,400,959

NET REALIZED GAIN (LOSS) ON                   17,939
INVESTMENTS

NET INCREASE IN NET ASSETS                   $ 211,418,898
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1999
                                 2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 211,400,959               $ 294,115,962

 Net realized gain (loss)         17,939                      2,085

 NET INCREASE (DECREASE) IN       211,418,898                 294,118,047
NET ASSETS RESULTING  FROM
OPERATIONS

Distributions to shareholders     (211,400,959)               (294,115,962)
from net interest income

Share transactions - net          1,110,934,805               1,607,217,411
increase (decrease)

  TOTAL INCREASE (DECREASE)       1,110,952,744               1,607,219,496
IN NET ASSETS

NET ASSETS

 Beginning of period              7,260,326,362               5,653,106,866

 End of period                   $ 8,371,279,106             $ 7,260,326,362


FINANCIAL HIGHLIGHTS - DAILY MONEY CLASS

                                 SIX MONTHS ENDED  APRIL 30,  YEARS ENDED OCTOBER 31,
                                 2000

                                 (UNAUDITED)                  1999                   1998     1997     1996 E      1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000                      $ 1.000                $ 1.000  $ 1.000  $ 1.000     $ 1.000
period

Income from Investment
Operations

Net interest income               .026                         .046                   .050     .050     .012        .050

Less Distributions

From net  interest  income        (.026)                       (.046)                 (.050)   (.050)   (.012)      (.050)

Net asset value, end of period   $ 1.000                      $ 1.000                $ 1.000  $ 1.000  $ 1.000     $ 1.000

TOTAL RETURN B, C                 2.68%                        4.65%                  5.15%    5.06%    1.22%       5.13%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 4,577                      $ 4,336                $ 3,397  $ 2,687  $ 2,663     $ 2,581
(in millions)

Ratio of expenses to average      .68% A, D                    .65% D                 .65% D   .65% D   .65% A, D   .65% D
net assets

Ratio of  net interest income     5.32% A                      4.57%                  5.03%    4.95%    4.85% A     5.00%
to average  net assets



FINANCIAL HIGHLIGHTS - DAILY MONEY CLASS

                                 YEARS ENDED OCTOBER 31,

                                 1995 F

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000
period

Income from Investment
Operations

Net interest income               .050

Less Distributions

From net  interest  income        (.050)

Net asset value, end of period   $ 1.000

TOTAL RETURN B, C                 5.16%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 2,139
(in millions)

Ratio of expenses to average      .65% D
net assets

Ratio of  net interest income     5.11%
to average  net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E THREE MONTHS ENDED OCTOBER 31, 1996
F YEAR ENDED JULY 31

FINANCIAL HIGHLIGHTS - CAPITAL RESERVES CLASS

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999                     1998     1997 E



SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000                          $ 1.000                  $ 1.000  $ 1.000000
period

Income from Investment
Operations

Net interest income               .025                             .043                     .048     .000131

Less Distributions

From net interest income          (.025)                           (.043)                   (.048)   (.000131)

Net asset value, end of period   $ 1.000                          $ 1.000                  $ 1.000  $ 1.000000

TOTAL RETURN B, C                 2.55%                            4.39%                    4.89%    .01%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 3,795                          $ 2,924                  $ 2,256  $ 1,764
(in millions)

Ratio of expenses to average      .94% A, D                        .90% D                   .90% D   .90% A, D
net assets

Ratio of net interest income      5.08% A                          4.30%                    4.79%    4.78% A
to  average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FOR OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF CAPITAL RESERVES CLASS
SHARES)

TAX-EXEMPT FUND

INVESTMENTS APRIL 30, 2000 (UNAUDITED)

Showing Percentage of Net Assets


MUNICIPAL SECURITIES - 101.0%

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

ALABAMA - 2.1%

Alabama Pub. School & College    $ 5,000,000           $ 5,000,000
Auth. Rev. Participating
VRDN Series Putters 124,
5.16% (Liquidity Facility
J.P. Morgan & Co., Inc.)
(a)(b)

Birmingham Pub. Park &            2,800,000             2,800,000
Recreation Board Rev.
(McWane  Ctr. Proj.) Series
1997, 5.05%, LOC Amsouth
Bank NA, Birmingham, VRDN (a)

Jefferson County Swr. Rev.
Participating VRDN:

Series MSDW 98 124, 5.15%         4,140,000             4,140,000
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(b)

Series PA 487R, 5.13%             1,500,000             1,500,000
(Liquidity Facility Merrill
Lynch  & Co., Inc.) (a)(b)

                                                        13,440,000

ALASKA - 0.2%

Alaska Hsg. Fin. Corp.            1,100,000             1,100,000
Participating VRDN Series
Merlots 99 D, 5.18%
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(b)

ARIZONA - 2.3%

Maricopa County Ind. Dev.         3,000,000             3,000,000
Auth. Multi-family Hsg.
Auth.  Rev. (Gran Victoria
Hsg. LLC Proj.) Series 2000
A, 5.9%, LOC Fannie Mae,
VRDN (a)

Maricopa County Poll. Cont.       1,000,000             1,000,000
Rev. (Arizona Pub. Svc. Co.
Proj.) Series 1994 E, 6.05%,
LOC Bank of America NA,
VRDN (a)

Pima County Ind. Dev. Auth.       4,100,000             4,100,000
Multi-family Hsg. Rev. (La
Cholla Apt. Proj.) Series
1996, 5.15%, LOC Chase Bank
of Texas NA, VRDN (a)

Pinal County Ind. Dev. Auth.      6,605,000             6,605,000
Hosp. Rev. (Casa Grande Med.
Ctr. Proj.) Series 1995,
5.05%, LOC Chase Manhattan
Bank, VRDN (a)

                                                        14,705,000

ARKANSAS - 0.6%

Pulaski County Health             4,100,000             4,100,000
Facilities Board Rev.
(Catholic Health Initiatives
Proj.) Series 2000 B, 5.1%,
LOC Bank One NA, VRDN (a)

CALIFORNIA - 2.6%

California Higher Ed. Student
Ln. Auth. Rev. Bonds:

Series 1987 A, 3.18%, tender      6,500,000             6,500,000
5/1/00, LOC Nat'l.
Westminster Bank PLC

Series 1992 D3, 4.35%, tender     4,900,000             4,900,000
4/1/01, LOC Student Ln.
Marketing Assoc.

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

CALIFORNIA - CONTINUED

Irvine Ranch Wtr. District       $ 2,300,000           $ 2,300,000
Rev. Series 1985 C, 5.9%,
LOC Landesbank
Hessen-Thuringen, VRDN (a)

Los Angeles Reg'l. Arpt.          3,100,000             3,100,000
Impt. Rev. (Los Angeles
Int'l. Arpt.,  Air France
Proj.) 5.3%, LOC Societe
Generale, VRDN (a)

                                                        16,800,000

COLORADO - 0.7%

Colorado Springs Utils. Rev.
Participating VRDN:

Series SGA 88, 5.9%               3,800,000             3,800,000
(Liquidity Facility Societe
Generale) (a)(b)

Series SGB 28, 5.13%              1,000,000             1,000,000
(Liquidity Facility Societe
Generale) (a)(b)

                                                        4,800,000

DELAWARE - 0.6%

Delaware Econ. Dev. Auth.         750,000               750,000
Multi-family Rev.
(Schoolhouse Trust Prog.)
5.5%, LOC HSBC Bank USA,
VRDN (a)

Delaware Econ. Dev. Auth.         1,000,000             1,000,000
Rev. (Delmarva Pwr. & Lt.
Co. Proj.) Series 1999 A,
5%, VRDN (a)

Delaware Gen. Oblig.              2,215,000             2,215,000
Participating VRDN Series
ROC 00 9, 5.13% (Liquidity
Facility Salomon Smith
Barney Hldgs., Inc.) (a)(b)

                                                        3,965,000

DISTRICT OF COLUMBIA - 0.5%

District of Columbia Rev.         3,575,000             3,575,000
(American Assoc. Med.
College Proj.) 4.57% (AMBAC
Insured), VRDN (a)

FLORIDA - 5.3%

Brevard County School             1,200,000             1,201,142
District TAN 4% 6/30/00

Broward County Fin. Auth.         5,000,000             5,000,000
Multi-family Hsg. Rev. Rfdg.
(Reflections Apts. Proj.)
Series 1999, 5.05%,  LOC
Freddie Mac, VRDN (a)

Collier County Health             3,000,000             3,000,000
Facilities Auth. Hosp. Rev.
(Cleveland Clinic Health
Sys. Proj.) Series 1999,
5.95% (Liquidity Facility
Bank One NA, Michigan), VRDN
(a)

Florida Board of Ed. Cap.         3,075,000             3,075,000
Outlay Participating VRDN
Series MSDW 00 233, 5.15%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(b)

Jacksonville Elec. Auth. Rev.     2,500,000             2,500,000
Participating VRDN  Series
MSDW 00 226, 5.15%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(b)

Lakeland Elec. & Wtr. Rev.        2,475,000             2,495,120
Rfdg. Bonds (Energy Sys.
Proj.)  First Lien Series B,
6.3% 10/1/00 (FSA Insured)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

FLORIDA - CONTINUED

Lee County Hosp. Board
Directors Hosp. Rev. Bonds
(Lee Memorial Hosp. Proj.):

Series 1992 B, 4.1% tender       $ 2,800,000           $ 2,800,000
5/5/00, CP mode

Series 1997 B, 4.05% tender       1,000,000             1,000,000
5/5/00, CP mode

Miami-Dade County School          4,600,000             4,604,228
District TAN Series 1999, 4%
6/28/00

Pasco County Hsg. Fin. Auth.      2,000,000             2,000,000
Multi-family Hsg. Rev.
(Carlton Arms of Magnolia
Valley Proj.) Series 1985,
5.225%, LOC First Union
Nat'l. Bank, North Carolina,
VRDN (a)

Saint Petersburg Cap. Impt.       1,000,000             1,000,000
Rev. (Florida Int'l. Museum
Proj.) Series 1997 A, 5.05%,
LOC Suntrust Bank, VRDN (a)

Sarasota County Pub. Hosp.        1,000,000             1,000,000
District Rev. Bonds
(Sarasota Memorial Hosp.
Proj.) Series A, 4.15%
tender 8/10/00,  CP mode

Tampa Sports Auth.                4,400,000             4,400,000
Participating VRDN Series
SGA 61, 5.9% (Liquidity
Facility Societe Generale)
(a)(b)

                                                        34,075,490

GEORGIA - 8.0%

Brooks County Dev. Auth. Rev.     2,400,000             2,400,000
(Presbyterian Home, Inc.
Proj.) 5.1%, LOC Suntrust
Bank, VRDN (a)

Burke County Ind. Dev. Auth.
Poll. Cont. Rev.:

Bonds (Georgia Pwr. Co. Plant     10,585,000            10,585,000
Vogtle Proj.) Series 1995
S3, 4.9% tender 5/1/00, CP
mode

(Oglethorpe Pwr. Corp. Proj.)     3,200,000             3,200,000
Series A, 6.05%  (AMBAC
Insured), VRDN (a)

Fulton County Hsg. Auth.          10,140,000            10,140,000
Multi-family Hsg. Rev. Rfdg.
(Champions Green Apts.
Proj.) Series 1994 B, 5.15%,
 LOC Southtrust Bank NA,
VRDN (a)

Georgia Gen. Oblig.               4,600,000             4,600,000
Participating VRDN Series
991002, 5.15% (Liquidity
Facility Citibank NA, New
York) (a)(b)

Georgia Muni. Elec. Auth.         5,000,000             5,000,000
Participating VRDN Series
FRRI A71, 5.2% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (a)(b)

Macon-Bibb County Hosp. Auth.     1,255,000             1,255,000
Rev. (Med. Ctr. of Central
Georgia Proj.) 5.1%, LOC
Suntrust Bank, VRDN (a)

Metro. Atlanta Rapid Transit      1,075,000             1,075,000
Auth. Sales Tax Rev.
Participating VRDN Series
MSDW 98 59, 5.15% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (a)(b)

Roswell Hsg. Auth.                1,100,000             1,100,000
Multi-family Hsg. Rev.
(Greenhouse Roswell Proj.)
Series 1996, 5.05% (Fannie
Mae Guaranteed), VRDN (a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

GEORGIA - CONTINUED

Savannah Econ. Dev. Auth.        $ 1,300,000           $ 1,300,000
Rev. Rfdg. (La Quinta Motor
Inns, Inc. Proj.) Series
1991, 5.15%, LOC Bank of
America NA, VRDN (a)

South Georgia Hosp. Auth.         11,000,000            11,000,000
Rev. (Alliance Cmnty. Hosp.
Proj.) Series 1999 A, 5.1%
(AMBAC Insured), VRDN (a)

                                                        51,655,000

IDAHO - 0.2%

Caribou County Poll. Cont.        1,500,000             1,500,000
Rev. Rfdg. (Monsanto Co.
Proj.) Series 1990, 5.15%,
VRDN (a)

ILLINOIS - 9.9%

Chicago Board of Ed.              3,400,000             3,400,000
Participating VRDN Series BA
96 BB, 5.23% (Liquidity
Facility Bank of America NA)
(a)(b)

Chicago Tax Increment Alloc.      2,700,000             2,700,000
Rev. (Stockyards Southeast
Quad Proj.) Series 1996 B,
5.1%, LOC Northern Trust
Co., Chicago, VRDN (a)

Chicago Wtr. Rev.                 1,800,000             1,800,000
Participating VRDN Series
Merlots 97 V, 5.18%
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(b)

Dupage Wtr. Commission Rfdg.      1,100,000             1,100,000
Participating VRDN  Series
97C1301, 5.13% (Liquidity
Facility Citibank NA,  New
York) (a)(b)

Illinois Dev. Fin. Auth. Rev.:

(AMR Pooled Fing. Prog.)          2,700,000             2,700,000
Series A, 5.1%  (Bank of
America NA Guaranteed), VRDN
(a)

(Local Govt. Fing. Prog.)         3,900,000             3,900,000
Series 1999 A, 5.1%  (AMBAC
Insured), VRDN (a)

Illinois Edl. Facilities
Auth. Rev.:

(Art Institute of Chicago         5,700,000             5,700,000
Proj.) Series 1996, 5.05%
(Liquidity Facility Bank of
America NA), VRDN (a)

(Chicago Children's Museum        1,000,000             1,000,000
Proj.) Series 1994, 5.05%,
LOC Bank One NA, Michigan,
VRDN (a)

(Field Museum of Natural          2,300,000             2,300,000
History Proj.) Series 2000,
5.05%, LOC Bank One NA, VRDN
(a)

Illinois Health Facilities
Auth. Rev.:

(Decatur Memorial Hosp.           3,555,000             3,555,000
Proj.) Series 1996 A, 5%
(MBIA Insured) (BPA Bank One
NA), VRDN (a)

(Little Co. of Mary Hosp.         19,995,000            19,994,998
Proj.) Series 1997 B, 5.13%
(MBIA Insured), VRDN (a)

(Resurrection Health Care
Proj.):

Series 1999A, 6.1% (FSA           2,400,000             2,400,000
Insured), VRDN (a)

Series B, 5.1% (FSA Insured),     5,000,000             5,000,000
VRDN (a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

ILLINOIS - CONTINUED

Illinois Reg'l. Trans. Auth.
Participating VRDN:

Series SGB 10, 5.13%             $ 1,645,000           $ 1,645,000
(Liquidity Facility Societe
Generale) (a)(b)

Series SGB 19, 5.13%              1,000,000             1,000,000
(Liquidity Facility Societe
Generale) (a)(b)

Lombard Ind. Proj. Rev. Rfdg.     3,375,000             3,375,000
(B&H Partnership Proj.)
Series 1995, 5.35%, LOC
Comerica Bank, Detroit,
VRDN (a)

McCook Village Rev. (Saint        1,300,000             1,300,000
Andrew Society Proj.) Series
1996 A, 5.15%, LOC Northern
Trust Co., Chicago, VRDN (a)

Schaumberg Ind. Dev. Rev.         1,420,000             1,420,000
Rfdg. (La Quinta Motor Inns,
Inc. Proj.) Series 1991,
5.15%, LOC Bank of America
NA, VRDN (a)

                                                        64,289,998

INDIANA - 3.7%

Indiana Bond Bank TAN Series      3,200,000             3,212,671
2000 A2, 4.75% 1/18/01, LOC
Bank of America NA

Marshall County Ind. Econ.        12,500,000            12,500,000
Dev. Rev. (Culver Edl.
Foundation Prog.) Series
2000, 5.05%, LOC Bank One
NA, VRDN (a)

Richmond Econ. Dev. Rev.          8,100,000             8,100,000
(Friends Fellowship Cmnty.
Proj.) Series 1997, 5.1%,
LOC Bank One, Indiana NA,
VRDN (a)

                                                        23,812,671

IOWA - 0.6%

Iowa Fin. Auth. Rev. (Wheaton     3,700,000             3,700,000
Franciscan Svcs. Proj.)
Series 1998 B, 5% (MBIA
Insured), VRDN (a)

KANSAS - 0.4%

La Cygne Envir. Impt. Rev.        2,500,000             2,500,000
Rfdg. (Kansas City Pwr. &
Lt. Co. Proj.) Series 1994,
5.05%, VRDN (a)

KENTUCKY - 1.1%

Jefferson County Poll. Cont.
Rev. Bonds (Louisville Gas &
Elec. Co. Proj.):

Series 1993 A, 4.05% tender       1,635,000             1,635,000
5/1/00, CP mode

Series 1996 A, 4.05% tender       1,400,000             1,400,000
5/1/00, CP mode

Trimble County Poll. Cont.
Rev. Bonds (Louisville Gas &
Elec. Co. Proj.):

Series 1992 A:

4% tender 5/3/00, CP mode         1,000,000             1,000,000

4.15% tender 5/1/00, CP mode      1,000,000             1,000,000

4.9% tender 5/8/00, CP mode       1,000,000             1,000,000

Series 1996 A, 4.25% tender       1,000,000             1,000,000
5/17/00, CP mode

                                                        7,035,000

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

LOUISIANA - 0.7%

Calcasieu Parish Ind. Dev.       $ 4,450,000           $ 4,450,000
Board Poll. Cont. Rev. Rfdg.
 (PPG Industries, Inc.
Proj.) Series 1992, 5.15%,
VRDN (a)

MARYLAND - 0.4%

Montgomery County Hsg.            2,625,000             2,625,000
Opportunity Commission
Single Family Mtg. Rev.
Participating VRDN Series PA
40, 5.13% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(b)

MASSACHUSETTS - 0.3%

Massachusetts Tpk. Auth.          1,925,000             1,925,000
Western Tpk. Rev.
Participating VRDN Series BA
97 N, 5.21% (Liquidity
Facility Bank of America NA)
(a)(b)

MICHIGAN - 2.0%

Detroit Economic Dev. Corp.       4,530,000             4,530,000
Rev. (Waterfront Reclamation
& Casino Dev. Proj.) Series
1999 B, 5.1%, LOC Bank of
America NA, VRDN (a)

Michigan Muni. Bond Auth.
Rev. RAN:

Series B1, 4.25% 8/25/00          1,600,000             1,603,178

Series B2, 4.25% 8/25/00, LOC     2,100,000             2,104,365
Morgan Guaranty Trust Co., NY

Wayne Charter County Arpt.        1,500,000             1,500,000
Rev. Participating VRDN
Series SG 122, 5.13%
(Liquidity Facility Societe
Generale) (a)(b)

Wayne-Westland Cmnty. Schools     3,320,000             3,320,000
Participating VRDN  Series
MSDW 98 67, 5.13% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (a)(b)

                                                        13,057,543

MINNESOTA - 1.7%

Becker Poll. Cont. Rev. Rfdg.     3,600,000             3,600,000
(Northern States Pwr. Co.-
Sherco 1 & 2 Proj.) Series
2000 A, 5.05%, VRDN (a)

Minneapolis & Saint Paul Hsg.     600,000               600,000
& Redev. Auth. Health Care
Sys. Rev. (Children's Health
Care Proj.) Series B, 6.05%
(FSA Insured) (BPA Norwest
Bank NA, Minnesota), VRDN (a)

Minnesota Gen. Oblig.             3,300,000             3,300,000
Participating VRDN Series
ROC 2 99 4, 5.13% (Liquidity
Facility Salomon Smith
Barney Hldgs., Inc.) (a)(b)

Minnesota Hsg. Fin. Agcy.         1,900,000             1,900,000
Participating VRDN Series PT
114, 5.13% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(b)

Minnetonka Multi-family Hsg.      1,400,000             1,400,000
Rev. Rfdg. (Cliffs at
Ridgedale Proj.) Series
1995, 5.2% (Fannie Mae
Guaranteed), VRDN (a)

                                                        10,800,000

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

MISSISSIPPI - 0.2%

Mississippi Dev. Bank Spl.       $ 1,100,000           $ 1,100,000
Oblig. Participating VRDN
Series Merlots 00 HH, 5.18%
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(b)

NEVADA - 0.4%

Nevada Gen. Oblig.                2,500,000             2,500,000
Participating VRDN Series
SGB 31, 5.13% (Liquidity
Facility Societe Generale)
(a)(b)

NEW JERSEY - 1.7%

Delaware River Port Auth.         1,900,000             1,900,000
Pennsylvania and New Jersey
Rev. Participating VRDN
Series SGA 89, 5.9%
(Liquidity Facility Societe
Generale) (a)(b)

New Jersey Econ. Dev. Auth.       1,400,000             1,400,000
Rev. (El Dorado Term. Co.
Proj.) Series 1999 A, 6%
(Dow Chemical Co.
Guaranteed), VRDN (a)

New Jersey Econ. Dev. Auth.       3,500,000             3,500,000
Wtr. Facilities Rev. Rfdg.
(United Wtr., Inc. Proj.)
Series 1996 B, 6.1%  (AMBAC
Insured) (BPA Bank of New
York NA), VRDN (a)

Woodbridge Township Gen.          4,200,000             4,204,874
Oblig. BAN 3.9% 7/28/00

                                                        11,004,874

NEW MEXICO - 0.2%

Farmington Poll. Cont. Rev.       1,400,000             1,400,000
Participating VRDN Series
Merlots 00 DD, 5.5%
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(b)

NEW YORK - 4.8%

Long Island Pwr. Auth. Elec.
Sys. Rev.:

Participating VRDN Series PA      1,200,000             1,200,000
544, 5.13% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(b)

Series 5, 5.9%, LOC ABN-AMRO      5,800,000             5,800,000
Bank NV, LOC Morgan Guaranty
Trust Co., NY, VRDN (a)

New York City Gen. Oblig.:

Participating VRDN Series PA      5,995,000             5,995,000
624R, 5.08% (Liquidity
Facility Merrill Lynch &
Co., Inc.) (a)(b)

Series 1994 E2, 6%, LOC           1,550,000             1,550,000
Morgan Guaranty Trust Co.,
NY, VRDN (a)

New York City Transitional
Fin. Auth. Rev.
Participating VRDN:

Series FRRI 99 A46, 5.3%          3,600,000             3,600,000
(Liquidity Facility Bank of
New York NA) (a)(b)

Series FRRI 99 A47, 5.3%          3,200,000             3,200,000
(Liquidity Facility Bank of
New York NA) (a)(b)

Series Merlots 99 G, 5.13%        3,300,000             3,300,000
(Liquidity Facility First
Union Nat'l. Bank, North
Carolina) (a)(b)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

NEW YORK - CONTINUED

New York State Dorm. Auth.       $ 4,650,000           $ 4,650,000
Revs. Participating VRDN
Series PT 1229, 5.08%
(Liquidity Facility Merrill
Lynch  & Co., Inc.) (a)(b)

New York State Local Govt.        1,700,000             1,700,000
Assistance Corp.
Participating VRDN Series PT
1040, 5.08% (Liquidity
Facility Bank of America NA)
(a)(b)

                                                        30,995,000

NEW YORK & NEW JERSEY - 0.1%

Port Auth. New York & New         1,000,000             1,000,000
Jersey Spl. Oblig. Rev.
Series 3, 6%, VRDN (a)

NON STATE SPECIFIC - 0.4%

Stephens Equity Trust I           2,782,035             2,782,035
Participating VRDN Series
1996, 5.23%, LOC Bayerische
Hypo-und Vereinsbank AG
(a)(b)

NORTH CAROLINA - 2.5%

North Carolina Eastern Muni.      5,995,000             5,995,000
Pwr. Agcy. Pwr. Sys. Rev.
Participating VRDN Series
MSDW 00 209, 5.15%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(b)

North Carolina Edl.               10,000,000            10,000,000
Facilities Fin. Agcy. Rev.
(Providence Day School
Proj.) Series 1999, 5.1%,
LOC Bank of America NA, VRDN
(a)

                                                        15,995,000

OHIO - 8.2%

Athens Gen. Oblig. BAN Fourth     2,600,000             2,605,075
Series, 4.6% 11/22/00

Clinton County Hosp. Rev.
(Ohio Hosp. Cap., Inc.
Pooled Prog.):

Series 1998, 5.1%, LOC Fifth      2,000,000             2,000,000
Third Bank, Cincinnati, VRDN
(a)

5.1%, LOC Fifth Third Bank,       11,700,000            11,700,000
Cincinnati, VRDN (a)

5.1%, LOC Nat'l. City Bank,       5,585,000             5,585,000
VRDN (a)

Dayton Gen. Oblig. BAN 4.6%       7,100,000             7,116,029
12/1/00

Franklin County Health Care       2,065,000             2,065,000
Facilities Rev. (Nat'l.
Church Residences Proj.)
Series B, 5.13%, LOC Fifth
Third Bank, Cincinnati, VRDN
(a)

Lorain County Independent         2,100,000             2,100,000
Living Facilities (Elyria
United Methodist Village
Proj.) 5.15%, LOC Bank One
NA, VRDN (a)

Ohio Air Quality Dev. Auth.       3,000,000             3,000,000
Rev. (Cinncinnati Gas &
Elec. Proj.) Series 1985 A,
6.1%, LOC UBS AG, VRDN (a)

Ohio Higher Edl. Facilities       7,200,000             7,200,000
Rev. (Pooled Fing. Prog.)
Series 1997, 5.1%, LOC Fifth
Third Bank, Cincinnati, VRDN
(a)

Ohio Pub. Facilities              3,000,000             3,017,074
Commission Rev. Bonds Series
II B, 5% 11/1/00 (FSA
Insured)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

OHIO - CONTINUED

Ohio Spl. Oblig. Bonds Series    $ 2,000,000           $ 2,015,322
B, 5.25% 12/1/00  (FSA
Insured)

Olentangy Local School            5,000,000             5,009,571
District BAN 4.875% 9/15/00

                                                        53,413,071

OKLAHOMA - 0.8%

Oklahoma Dev. Fin. Auth. Rev.
(Oklahoma Hosp. Assoc. Proj.):

Series 1999 A, 5.1% (CDC Fdg.     4,200,000             4,200,000
Corp. Guaranteed), VRDN (a)

Series 2000 A, 5.1% (CDC Fdg.     1,200,000             1,200,000
Corp. Guaranteed), VRDN (a)

                                                        5,400,000

PENNSYLVANIA - 7.9%

Allegheny County Ind. Dev.        2,000,000             2,000,000
Auth. Rev. Rfdg. (Duquesne
Lt. Co. Proj.) Series 1999
A, 5.1% (AMBAC Insured),
VRDN (a)

Berks County Ind. Dev. Auth.      475,000               475,000
Rev. (Construction Fasteners
Proj.) Series 1996 A, 5.3%,
LOC First Union Nat'l. Bank,
North Carolina, VRDN (a)

Dauphin County Gen. Auth. Rev.:

(All-Health Pooled Fing.          4,985,000             4,985,000
Prog.) Series 1997 B, 5.1%
(FSA Insured) (BPA Cr. Swiss
First Boston Bank), VRDN (a)

(School District Pooled Fing.     11,200,000            11,200,000
Prog.) 5.2% (AMBAC Insured)
(BPA Bank of Nova Scotia)
(BPA Commerzbank AG), VRDN
(a)

Delaware County Indl. Dev.        4,700,000             4,700,000
Auth. Arpt. Facilities Rev.
(United Parcel Svc. Proj.)
Series 1985, 5.95%, VRDN (a)

Emmaus Gen. Auth. Rev.            11,000,000            11,000,000
(Pennsylvania Ln. Prog.)
Series 2000 A, 5.08% (FSA
Insured), VRDN (a)

New Garden Gen. Auth. Muni.       3,700,000             3,700,000
Rev. (Muni. Pooled Fing.
Prog.) Series 1999, 5.2%
(AMBAC Insured), VRDN (a)

North Pennsylvania Wtr. Auth.     1,030,000             1,030,000
Wtr. Rev. Participating VRDN
Series SGA 30, 5.15%
(Liquidity Facility Societe
Generale) (a)(b)

Pennsylvania Gen. Oblig.          3,700,000             3,700,000
Participating VRDN Series
ROC 00 3, 5.13% (Liquidity
Facility Salomon Smith
Barney Hldgs., Inc.) (a)(b)

Pennsylvania                      1,700,000             1,700,000
Intergovernmental Coop.
Auth. Spl. Tax Rev.
Participating VRDN Series SG
16, 5.13% (Liquidity
Facility Societe Generale)
(a)(b)

Philadelphia Gen. Oblig. TRAN     1,650,000             1,651,964
Series 1999 2000 A, 4.25%
6/30/00

Philadelphia School District      1,800,000             1,801,573
TRAN Series A, 4% 6/30/00,
LOC First Union Nat'l. Bank,
North Carolina

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

PENNSYLVANIA - CONTINUED

Quakertown Hosp. Auth. Hosp.     $ 1,400,000           $ 1,400,000
Rev. (Pooled Fing. Prog.)
Series 1985 A, 5%, LOC PNC
Bank NA, VRDN (a)

Southeastern Pennsylvania         1,660,000             1,660,000
Trans. Auth. Spl. Rev.
Participating VRDN Series
MSDW 98 109, 5.13%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(b)

                                                        51,003,537

SOUTH CAROLINA - 4.3%

Charleston County School          2,000,000             2,001,441
District BAN 4.7% 6/29/00

Columbia Wtrwks. & Swr. Rev.      7,495,000             7,495,000
Participating VRDN  Series
MSDW 00 212, 5.15%
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(b)

Oconee County Poll. Cont.         2,900,000             2,900,000
Rev. (Duke Energy Corp.
Proj.) Series A, 6.1%, VRDN
(a)

Piedmont Muni. Pwr. Agcy.         1,200,000             1,200,000
Elec. Rev. Series 1997 B,
5.05% (MBIA Insured) (BPA
Cr. Swiss First Boston
Bank), VRDN (a)

South Carolina Edl.               4,925,000             4,925,000
Facilities Auth. (Claflin
College Proj.) Series 1997,
5.28%, LOC Bank of America
NA, VRDN (a)

South Carolina Hsg. Fin. &        9,415,000             9,415,000
Hsg. Dev. Auth. Multi-family
Rev. Rfdg.
(Spartanburg-Oxford Proj.)
Series 1990 D, 5.2%
(Continental Casualty Co.
Guaranteed), VRDN (a)

                                                        27,936,441

TENNESSEE - 4.1%

Clarksville Pub. Bldg. Auth.      2,000,000             2,000,000
(Pooled Fing. Prog.) 5.1%,
LOC Bank of America NA, VRDN
(a)

Knox County Health & Ed. Hsg.     2,900,000             2,900,000
Facilities Board Rev.
(Pooled Hosp. Ln. Prog.)
Series 1999 A, 5.1% (CDC
Fdg. Corp. Guaranteed), VRDN
(a)

Memphis Gen. Oblig.               1,200,000             1,200,000
Participating VRDN Series
SGB 23, 5.13% (Liquidity
Facility Societe Generale)
(a)(b)

Sevier County Pub. Bldg.
Auth. Rev.:

(Local Govt. Impt. Proj.)         1,100,000             1,100,000
Series IV A3, 6% (FSA
Insured)  (BPA Morgan
Guaranty Trust Co., NY),
VRDN (a)

Series D1, 5.05% (AMBAC           1,500,000             1,500,000
Insured), VRDN (a)

Series IV B12, 6% (FSA            1,200,000             1,200,000
Insured), VRDN (a)

Shelby County Gen. Oblig.:

Series 1999 A, 4.3% 7/7/00, CP    6,700,000             6,700,000

TAN Series B, 4.25% 6/30/00       9,700,000             9,708,202

                                                        26,308,202

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

TEXAS - 10.2%

Austin Gen. Oblig.               $ 1,100,000           $ 1,100,000
Participating VRDN Series
1999 2, 5.13% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (a)(b)

Austin Hsg. Fin. Corp.            1,000,000             1,000,000
Multi-family Hsg. Rev.
(Riverchase Proj.) Series
1985 A, 4.67%, LOC Household
Fin. Corp., VRDN (a)

Brazos River Hbr. Navigation      4,000,000             4,000,000
District of Brazoria County
Rev. Bonds (Dow Chemical Co.
Proj.) Series 1991, 4.2%
tender 8/17/00, CP mode

Coastal Wtr. Auth.                1,020,000             1,020,000
Participating VRDN Series
1997 J Class A, 5.13%
(Liquidity Facility Caisse
des Depots et Consignations)
(a)(b)

Comal County Health               2,000,000             2,000,000
Facilities Dev. Rev.
(McKenna Memorial Health
Sys. Proj.) 5.15%, LOC Chase
Bank of Texas NA, VRDN (a)

Denton Util. Sys. Rev. Rfdg.      1,000,000             1,000,000
Participating VRDN Series
SGA 32, 5.15% (Liquidity
Facility Societe Generale)
(a)(b)

Farmers Branch Ind. Dev.          1,300,000             1,300,000
Corp. Rev. Rfdg. (PPG
Industries, Inc. Proj.)
Series 1992, 5.15%, VRDN (a)

Greater East Texas Higher Ed.     1,000,000             1,000,000
Auth. Student Ln. Rev. Rfdg.
Bonds Series 1992 A, 3.8%,
tender 9/1/00, LOC Student
Ln. Marketing Assoc.

Harris County Cultural Ed.        1,900,000             1,900,000
Facilities Fin. Corp. Rev.
(Houston Music Hall-Hobby
Ctr. Proj.) Series 1999,
5.15%, LOC Chase Bank of
Texas NA, VRDN (a)

Harris County Health
Facilities Dev. Corp. Rev.
(Saint Lukes Hosp. Proj.):

Series A, 6%, VRDN (a)            3,100,000             3,100,000

Series B, 6%, VRDN (a)            2,520,000             2,520,000

Harris County Health              1,500,000             1,500,000
Facilities Dev. Corp. Spl.
Facilities Rev. (Texas Med.
Ctr. Proj.) Series 1999 B,
5.15% (FSA Insured), VRDN (a)

Harris County Ind. Dev. Corp.     1,300,000             1,300,000
Ind. Dev. Rev. (Johann
Haltermann Proj.) Series
1996 A, 5.15%, LOC Chase
Bank of Texas NA, VRDN (a)

Houston Gen. Oblig. Series B,     5,000,000             5,000,000
4.15% 9/14/00, CP

Houston Higher Ed. Fin. Corp.     2,000,000             2,000,000
Higher Ed. Rev.
Participating VRDN Series SG
127, 5.13% (Liquidity
Facility Societe Generale)
(a)(b)

North Central Texas Health
Facilities Dev. Corp. Rev.
(Presbyterian Med. Ctr.
Proj.):

Series C, 6% (MBIA Insured)       1,000,000             1,000,000
(BPA Bank of America NA),
VRDN (a)

Series D, 6% (MBIA Insured)       3,200,000             3,200,000
(BPA Bank of America NA),
VRDN (a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

TEXAS - CONTINUED

Pearland Independent School      $ 5,000,000           $ 5,000,000
District Participating VRDN
Series SG 106, 5.13%
(Liquidity Facility Societe
Generale) (a)(b)

San Antonio Arpt. Sys.            8,805,000             8,805,000
Participating VRDN Series
96C4305, 5.13% (Liquidity
Facility Citibank NA, New
York) (a)(b)

San Antonio Elec. & Gas Rev.:

Participating VRDN:

Series SG 101, 5.13%              3,400,000             3,400,000
(Liquidity Facility Societe
Generale) (a)(b)

Series SG 105, 5.13%              1,000,000             1,000,000
(Liquidity Facility Societe
Generale) (a)(b)

Rfdg. Participating VRDN          1,100,000             1,100,000
Series SG 104, 5.13%
(Liquidity Facility Societe
Generale) (a)(b)

San Antonio Wtr. Rev.             2,000,000             2,000,000
Participating VRDN Series
FRRI A79, 5.25% (Liquidity
Facility Bayerische Hypo-und
Vereinsbank AG) (a)(b)

Southwest Higher Ed. Auth.        900,000               900,000
Rev. (Southern Methodist
Univ. Proj.) 6.1%, LOC
Landesbank Hessen-Thuringen,
VRDN (a)

Texarkana Ind. Dev. Corp.         1,690,000             1,690,000
Ind. Dev. Rev. Rfdg. (La
Quinta Motor Inns, Inc.
Proj.) Series 1991, 5.15%,
LOC Bank of America NA, VRDN
(a)

Texas Gen. Oblig. TRAN Series     5,300,000             5,306,082
1999 A, 4.5% 8/31/00

Univ. of Texas Univ. Rev.         2,900,000             2,900,000
Participating VRDN  Series
MSDW 98 97, 5.15% (Liquidity
Facility Morgan Stanley Dean
Witter & Co.) (a)(b)

                                                        66,041,082

UTAH - 1.4%

Intermountain Pwr. Agcy.          2,000,000             2,000,000
Rfdg. Participating VRDN
Series 96C4402 Class A,
5.13% (Liquidity Facility
Citibank NA, New York) (a)(b)

Intermountain Pwr. Agcy. Pwr.     2,700,000             2,700,000
Supply Rev. Bonds Series
1985 E, 4.075%, tender
9/15/00 (AMBAC Insured)

Provo City Hsg. Rev.              4,230,000             4,230,000
(Branbury Park Proj.) Series
1987 A, 5.2%, LOC Bank One,
Arizona NA, VRDN (a)

                                                        8,930,000

VIRGINIA - 0.7%

Newport News Gen. Oblig. BAN      1,000,000             1,000,450
4.5% 6/15/00

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

VIRGINIA - CONTINUED

Roanoke Ind. Dev. Auth. Hosp.    $ 2,300,000           $ 2,300,000
Rev. (Carilion Health Svc.
Proj.) Series 1997 B, 6%
(Liquidity Facility Bank of
America NA), VRDN (a)

Virginia Hsg. Dev. Auth.          1,500,000             1,500,000
Commonwealth Mtg. Rev. Bonds
Sub Series B, 4.12%, tender
9/12/00

                                                        4,800,450

WASHINGTON - 3.5%

Washington Gen. Oblig.:

Participating VRDN:

Series SG 37, 5.13%               5,500,000             5,500,000
(Liquidity Facility Societe
Generale) (a)(b)

Series SGA 35, 5.15%              1,000,000             1,000,000
(Liquidity Facility Societe
Generale) (a)(b)

Series SGA 36, 5.15%              2,260,000             2,260,000
(Liquidity Facility Societe
Generale) (a)(b)

Series SGB 09, 5.13%              900,000               900,000
(Liquidity Facility Societe
Generale) (a)(b)

Series SGB 11, 5.13%              4,595,000             4,595,000
(Liquidity Facility Societe
Generale) (a)(b)

Ctfs. of Prtn. Participating      5,395,000             5,395,000
VRDN Series 1993 C Class A,
5.13% (Liquidity Facility
Citibank NA, New York) (a)(b)

Washington Health Care            2,815,000             2,815,000
Facilities Auth. Rev.
(Virginia Mason Med. Ctr.
Proj.) Series 1997 B, 6%
(MBIA Insured), VRDN (a)

                                                        22,465,000

WISCONSIN - 3.8%

Milwaukee County Gen. Oblig.
Participating VRDN:

Series FRRI 00 A8, 5.2%           2,100,000             2,100,000
(Liquidity Facility Bank of
New York NA) (a)(b)

Series FRRI A37, 5.2%             5,500,000             5,500,000
(Liquidity Facility Bank of
New York NA) (a)(b)

Wisconsin Gen. Oblig.
Participating VRDN:

Series MSDW 00 291, 5.15%         1,827,500             1,827,500
(Liquidity Facility Morgan
Stanley Dean Witter & Co.)
(a)(b)

Series PT 1231, 5.13%             15,000,000            15,000,000
(Liquidity Facility Merrill
Lynch  & Co., Inc.) (a)(b)

                                                        24,427,500

WYOMING - 1.9%

Lincoln County Poll. Cont.        10,100,000            10,100,000
Rev. (Exxon Corp. Proj.)
Series 1984 D, 5.95%, VRDN
(a)

MUNICIPAL SECURITIES -
CONTINUED

                                 PRINCIPAL AMOUNT      VALUE (NOTE 1)

WYOMING - CONTINUED

Platte County Poll. Cont.        $ 2,200,000           $ 2,200,000
Rev. Rfdg. (Tri-State
Generation & Transmission
Assoc. Proj.) Series 1984 A,
6.1%,  LOC Nat'l. Rural
Util. Coop. Fin. Corp., VRDN
(a)

Wyoming Cmnty. Dev. Auth.         260,000               260,000
Participating VRDN  Series
PT 112, 5.13% (Liquidity
Facility Merrill Lynch  &
Co., Inc.) (a)(b)

                                                        12,560,000

TOTAL INVESTMENT PORTFOLIO -                            653,972,894
101.0%

NET OTHER ASSETS - (1.0)%                               (6,659,899)

NET ASSETS - 100%                                     $ 647,312,995

Total Cost for Income Tax Purposes                    $ 653,972,894

SECURITY TYPE ABBREVIATIONS

BAN - BOND ANTICIPATION NOTE

CP - COMMERCIAL PAPER

RAN - REVENUE ANTICIPATION NOTE

TAN - TAX ANTICIPATION NOTE

TRAN - TAX AND REVENUE
       ANTICIPATION NOTE

VRDN - VARIABLE RATE DEMAND NOTE

LEGEND

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(b) Provides evidence of ownership in one or more underlying municipal bonds.

INCOME TAX INFORMATION

At October 31, 1999, the fund had a capital loss carryforward of approximately $96,000 of which $64,000, $1,000, $3,000 and $28,000 will expire on October 31, 2004, 2005, 2006 and 2007, respectively.

TAX-EXEMPT FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
                               APRIL 30, 2000 (UNAUDITED)

ASSETS

Investment in securities, at                $ 653,972,894
value -  See accompanying
schedule

Receivable for fund shares                   5,577,404
sold

Interest receivable                          4,811,507

 TOTAL ASSETS                                664,361,805

LIABILITIES

Payable to custodian bank      $ 38,566

Payable for investments         4,216,803
purchased

Payable for fund shares         12,211,646
redeemed

Distributions payable           145,662

Accrued management fee          90,612

Distribution fees payable       184,099

Other payables and accrued      161,422
expenses

 TOTAL LIABILITIES                           17,048,810

NET ASSETS                                  $ 647,312,995

Net Assets consist of:

Paid in capital                             $ 647,468,781

Accumulated undistributed net                (155,786)
realized  gain (loss) on
investments

NET ASSETS                                  $ 647,312,995

DAILY MONEY CLASS: NET ASSET                 $1.00
VALUE, offering price and
redemption price per   share
($453,044,300 (divided by)
453,153,121 shares)

CAPITAL RESERVES CLASS: NET                  $1.00
ASSET VALUE and offering
price per share
($194,268,695 (divided by)
194,315,357 shares)

STATEMENT OF OPERATIONS
                             SIX MONTHS ENDED APRIL 30,
                                       2000 (UNAUDITED)

INTEREST INCOME                            $ 13,246,947

EXPENSES

Management fee                 $ 873,590

Transfer agent fees             778,548

Distribution fees               1,130,905

Accounting fees and expenses    59,132

Non-interested trustees'        1,099
compensation

Custodian fees and expenses     9,243

Registration fees               113,094

Audit                           11,904

Legal                           1,538

Miscellaneous                   834

 Total expenses before          2,979,887
reductions

 Expense reductions             (336,029)   2,643,858

NET INTEREST INCOME                         10,603,089

REALIZED AND UNREALIZED GAIN                (60,481)
(LOSS)
Net realized gain (loss) on
investment securities

Increase (decrease) in net                  (30)
unrealized gain from
accretion  of discount

NET GAIN (LOSS)                             (60,511)

NET INCREASE (DECREASE) IN                 $ 10,542,578
NET ASSETS RESULTING  FROM
OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                 SIX MONTHS ENDED APRIL 30,  YEAR ENDED OCTOBER 31, 1999
                                 2000 (UNAUDITED)

INCREASE (DECREASE) IN NET
ASSETS

Operations Net interest income   $ 10,603,089                $ 17,508,672

 Net realized gain (loss)         (60,481)                    (27,371)

 Increase (decrease) in net       (30)                        -
unrealized gain from
accretion of discount

 NET INCREASE (DECREASE) IN       10,542,578                  17,481,301
NET ASSETS RESULTING FROM
OPERATIONS

Distributions to shareholders     (10,603,089)                (17,508,672)
from net interest income

Share transactions - net          (25,737,629)                (31,698,257)
increase (decrease)

  TOTAL INCREASE (DECREASE)       (25,798,140)                (31,725,628)
IN NET ASSETS

NET ASSETS

 Beginning of period              673,111,135                 704,836,763

 End of period                   $ 647,312,995               $ 673,111,135


FINANCIAL HIGHLIGHTS - DAILY MONEY CLASS

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999                  1998     1997     1996     1995

SELECTED PER-SHARE DATA

Net asset value, beginning of    $ 1.000                          $ 1.000               $ 1.000  $ 1.000  $ 1.000  $ 1.000
period

Income from Investment
Operations

Net interest  income              .015                             .026                  .030     .031     .030     .033

Less Distributions

From net interest income          (.015)                           (.026)                (.030)   (.031)   (.030)   (.033)

Net asset value, end of period   $ 1.000                          $ 1.000               $ 1.000  $ 1.000  $ 1.000  $ 1.000

TOTAL RETURN B, C                 1.56%                            2.65%                 3.03%    3.10%    3.02%    3.36%

RATIOS AND SUPPLEMENTAL DATA

Net assets,  end of period       $ 453                            $ 503                 $ 519    $ 469    $ 500    $ 559
(in millions)

Ratio of expenses  to average     .68% A, D                        .65% D                .65% D   .65% D   .65% D   .65% D
 net assets

Ratio of net  interest income     3.10% A                          2.61%                 2.99%    3.06%    2.98%    3.31%
 to average  net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.

FINANCIAL HIGHLIGHTS - CAPITAL RESERVES CLASS

                                 SIX MONTHS ENDED APRIL 30, 2000  YEARS ENDED OCTOBER 31,

                                 (UNAUDITED)                      1999                     1998     1997 F

SELECTED PER-SHARE DATA

Net asset value,  beginning      $ 1.000                          $ 1.000                  $ 1.000  $ 1.000000
of period

Income from Investment
Operations

Net interest income               .014                             .024                     .027     .000078

Less Distributions

From net interest income          (.014)                           (.024)                   (.027)   (.000078)

Net asset value, end of period   $ 1.000                          $ 1.000                  $ 1.000  $ 1.000000

TOTAL RETURN B, C                 1.43%                            2.40%                    2.78%    .01%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period        $ 194                            $ 170                    $ 186    $ 177
(in millions)

Ratio of expenses to average      .94% A, D                        .90% D                   .90% D   .90% A, D
net assets

Ratio of expenses to average      .93% A, E                        .90%                     .90%     .90% A
net assets after expense
reductions

Ratio of net interest income      2.87% A                          2.37%                    2.73%    2.81% A
to  average net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES.
F FOR OCTOBER 31, 1997 (COMMENCEMENT OF SALE OF CAPITAL RESERVES CLASS
SHARES)

NOTES TO FINANCIAL STATEMENTS
For the period ended April 30, 2000 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.

Treasury Fund (Treasury), Prime Fund (Prime) and Tax-Exempt Fund (Tax-Exempt) (collectively referred to as "the funds") are funds of Newbury Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. Each fund is authorized to issue an unlimited number of shares.

Prime and Tax-Exempt each offer two classes of shares, Daily Money Class and Capital Reserves Class, whereas Treasury offers four classes of shares, Daily Money Class, Capital Reserves Class, Advisor B Class, and Advisor C Class, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Daily Money Class shares after a holding period of seven years from the initial date of purchase. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."

INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. For
Tax-Exempt, accretion of discount represents unrealized gain until realized at the time of a security disposition or maturity.

EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees of the Prime Fund must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. OPERATING POLICIES.

JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), certain funds, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

REPURCHASE AGREEMENTS. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

INTERFUND LENDING PROGRAM. Pursuant to an Exemptive Order issued by the SEC, the funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding each fund's participation in the program is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities is fixed at the time the transaction is negotiated. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

RESTRICTED SECURITIES. Certain funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and

2. OPERATING POLICIES - CONTINUED

RESTRICTED SECURITIES - CONTINUED

prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the caption "Other Information" at the end of each applicable fund's schedule of investments.

3. JOINT TRADING ACCOUNT.

At the end of the period, Treasury had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investment having variable rates are calculated based on the rate at period end. The investments in repurchase agreements through the joint trading account are summarized as follows:

SUMMARY OF JOINT TRADING
DATED APRIL 7, 2000, DUE MAY 16, 2000                                   AT 5.95%
Number of dealers or banks                                              1
Maximum amount with one dealer or bank                                  100.0%
Aggregate principal amount of agreements                                $500,000,000
Aggregate maturity amount of agreements                                 $503,222,917
Aggregate market value of transferred assets                            $511,640,593
Coupon rates of transferred assets                                      0.00% to 7.25%
Maturity dates of transferred assets                                    10/26/00 to 5/15/16

DATED APRIL 18, 2000, DUE JUNE 1, 2000                                  AT 6.01%
Number of dealers or banks                                              1
Maximum amount with one dealer or bank .                                100.0%
Aggregate principal amount of agreements                                $500,000,000
Aggregate maturity amount of agreements                                 $503,636,111
Aggregate market value of transferred assets                            $515,216,873
Coupon rates of transferred assets                                      5.25% to 8.00%
Maturity dates of transferred assets                                    2/28/03 to 2/15/29

3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED

DATED APRIL 28, 2000, DUE MAY 1, 2000                                   AT 5.71%
Number of dealers or banks                                              8
Maximum amount with one dealer or bank                                  63.2%
Aggregate principal amount of agreements                                $855,547,000
Aggregate maturity amount of agreements                                 $855,953,961
Aggregate market value of transferred assets                            $873,622,382
Coupon rates of transferred assets                                      0.00% to 15.75%
Maturity dates of transferred assets                                    6/8/00 to 8/15/29

DATED APRIL 28, 2000, DUE MAY 1, 2000                                   AT 5.77%
Number of dealers or banks                                              11
Maximum amount with one dealer or bank                                  23.5%
Aggregate principal amount of agreements                                $5,329,082,000
Aggregate maturity amount of agreements                                 $5,331,642,939
Aggregate market value of transferred assets                            $5,453,684,538
Coupon rates of transferred assets                                      0.00% to 12.75%
Maturity dates of transferred assets                                    6/22/00 to 8/15/29


4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.

MANAGEMENT FEE. As each fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of 0.25% of the fund's average net assets.

SUB-ADVISER FEE. As each fund's investment sub-adviser, Fidelity Investments Money Management, Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fees are paid prior to any voluntary expense reimbursements which may be in effect.

DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

DISTRIBUTION AND SERVICE PLAN - CONTINUED

services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

DAILY MONEY CLASS         .25%

CAPITAL RESERVES CLASS    .50%

ADVISOR B CLASS           1.00%*

ADVISOR C CLASS           1.00%*

* .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

                                 PAID TO FDC   RETAINED BY FDC

TREASURY - DAILY MONEY CLASS     $ 1,711,368   $ 36,918

TREASURY - CAPITAL RESERVES       2,464,492     -
CLASS

TREASURY - ADVISOR B CLASS        652,886       490,566

TREASURY - ADVISOR C CLASS        307,651       172,527

                                 $ 5,136,397   $ 700,011

PRIME - DAILY MONEY CLASS        $ 5,702,156   $ 101,121

PRIME - CAPITAL RESERVES CLASS    8,864,056     28,832

                                 $ 14,566,212  $ 129,953

TAX-EXEMPT - DAILY MONEY CLASS   $ 616,269     $ 42,517

TAX-EXEMPT - CAPITAL RESERVES     514,636       425
CLASS

                                 $ 1,130,905   $ 42,942

SALES LOAD. FDC receives the proceeds of contingent deferred sales charges levied on Treasury - Advisor B Class share redemptions occurring within six years of purchase and Treasury - Advisor C Class share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 0% for Treasury - Advisor B Class and 1% for Advisor C Class, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. When Advisor B Class shares and Advisor C Class shares are initially sold, FDC pays commissions from its own resources to dealers through which the sales are made. For the period, FDC received contingent deferred sales charges of $668,504 and $60,250 for Treasury - Advisor B Class and Treasury Advisor C Class, respectively.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

TRANSFER AGENT AND ACCOUNTING FEES. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Treasury and Prime. Effective June 21, 1999 Citibank, N.A.(Citibank) replaced UMB Bank n.a. as the custodian, transfer agent and shareholder servicing agent for Tax-Exempt. Citibank has entered into a sub-contract with FIIOC to perform the activities associated with Tax-Exempt's transfer and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.

                                 TRANSFER AGENT   AMOUNT      % OF AVERAGE NET ASSETS*

TREASURY - DAILY MONEY CLASS     FIIOC           $ 1,577,148   .23

TREASURY - CAPITAL RESERVES      FIIOC            1,088,303    .22
CLASS

TREASURY - ADVISOR B CLASS       FIIOC            144,375      .22

TREASURY - ADVISOR C CLASS       FIIOC            73,909       .24

                                                 $ 2,883,735

PRIME - DAILY MONEY CLASS        FIIOC           $ 5,315,540   .23

PRIME - CAPITAL RESERVES CLASS   FIIOC            4,056,940    .23

                                                 $ 9,372,480

TAX-EXEMPT - DAILY MONEY CLASS   Citibank        $ 547,581     .22

TAX-EXEMPT - CAPITAL RESERVES    Citibank         230,967      .22
CLASS

                                                 $ 778,548


* ANNUALIZED

ACCOUNTING FEES. Fidelity Service Company, Inc., an affiliate of FMR, maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

MONEY MARKET INSURANCE. Pursuant to an Exemptive Order issued by the SEC, each fund, along with other money market funds advised by FMR or its affiliates, have entered into insurance agreements with FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company. FIDFUNDS provides limited coverage for certain loss events including issuer default as to payment of principal or interest and bankruptcy or insolvency of a credit enhancement provider. The insurance does not cover losses resulting from changes in interest rates, ratings downgrades or other market conditions. Each fund may be subject to a special assessment of up to approximately 2.5 times the fund's annual gross premium if covered losses exceed certain levels. During the period, Treasury, Prime and Tax-Exempt paid premiums of $13,510, $277,485 and $27,884, respectively, for the calendar year 2000 to FIDFUNDS, all of which were reimbursed by FMR.

5. EXPENSE REDUCTIONS.

Effective January 1, 2000, FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                                 FMR EXPENSE LIMITATIONS  REIMBURSEMENT

TREASURY - DAILY MONEY CLASS      0.70%                   $ 505,105

TREASURY - CAPITAL RESERVES      0.95%                     314,814
CLASS

TREASURY - ADVISOR B CLASS       1.45%                     43,043

TREASURY - ADVISOR C CLASS       1.45%                     25,213

                                                          $ 888,175

PRIME - DAILY MONEY CLASS         0.70%                   $ 1,815,672

PRIME - CAPITAL RESERVES CLASS    0.95%                    1,308,664

                                                          $ 3,124,336

TAX-EXEMPT - DAILY MONEY CLASS    0.70%                   $ 237,179

TAX-EXEMPT - CAPITAL RESERVES    0.95%                     98,530
CLASS

                                                          $ 335,709

For the period November 1, 1999 through December 31, 1999, FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                                 FMR EXPENSE LIMITATIONS

TREASURY - DAILY MONEY CLASS      0.65%

TREASURY - CAPITAL RESERVES      0.90%
CLASS

TREASURY - ADVISOR B CLASS       1.40%

TREASURY - ADVISOR C CLASS       1.40%



PRIME - DAILY MONEY CLASS         0.65%

PRIME - CAPITAL RESERVES CLASS    0.90%



TAX-EXEMPT - DAILY MONEY CLASS    0.65%

TAX-EXEMPT - CAPITAL RESERVES     0.90%
CLASS



In addition, each fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, custodian fees were reduced by $2,523 and $320 under this arrangement for Prime and Tax-Exempt, respectively.

6. BENEFICIAL INTEREST.

At the end of the period, three shareholders were each record owners of more than 10% of the total outstanding shares of Treasury, totaling 38%.

7. DISTRIBUTIONS TO SHAREHOLDERS.

Distributions to shareholders of each class for the periods were as follows:

FROM NET INTEREST INCOME         SIX MONTHS            YEAR ENDED OCTOBER 31, 1999
                                 ENDED APRIL 30, 2000

TREASURY - DAILY MONEY CLASS     $ 33,645,010          $ 56,266,008

TREASURY - CAPITAL RESERVES       23,069,636            32,147,540
CLASS

TREASURY - ADVISOR B CLASS        2,713,477             3,285,526

TREASURY - ADVISOR C CLASS        1,293,782             1,235,946

TOTAL                            $ 60,721,905          $ 92,935,020

PRIME - DAILY MONEY CLASS        $ 121,359,263         $ 176,390,936

PRIME - CAPITAL RESERVES CLASS    90,041,696            117,725,026

TOTAL                            $ 211,400,959         $ 294,115,962

TAX-EXEMPT - DAILY MONEY CLASS   $ 7,651,572           $ 13,167,682

TAX-EXEMPT - CAPITAL RESERVES     2,951,517             4,340,990
CLASS

TOTAL                            $ 10,603,089          $ 17,508,672


8. SHARE TRANSACTIONS.

Share transactions for each class of shares for the periods were as follows:

                               SIX MONTHS            YEAR ENDED OCTOBER 31, 1999
                               ENDED APRIL 30, 2000

TREASURY - DAILY MONEY CLASS    3,430,605,985         5,722,936,674
Shares sold

Reinvestment of distributions   30,313,514            49,125,095
from net interest income

Shares redeemed                 (3,572,196,227)       (5,697,775,047)

Net increase (decrease)         (111,276,728)         74,286,722

TREASURY - CAPITAL RESERVES     2,234,775,316         3,416,749,618
CLASS  Shares sold

Reinvestment of distributions   6,286,376             10,369,848
from net interest income

Shares redeemed                 (2,159,355,887)       (2,957,403,279)

Net increase (decrease)         81,705,805            469,716,187

TREASURY - ADVISOR B CLASS      163,958,958           318,202,032
Shares sold

Reinvestment of distributions   2,391,950             2,915,643
from net interest income

Shares redeemed                 (206,620,929)         (240,560,462)

Net increase (decrease)         (40,270,021)          80,557,213

TREASURY - ADVISOR C CLASS      155,925,733           353,971,617
Shares sold

Reinvestment of distributions   1,093,454             1,010,792
from net interest income

Shares redeemed                 (150,561,186)         (308,828,882)

Net increase (decrease)         6,458,001             46,153,527

PRIME - DAILY MONEY CLASS       13,188,397,578        20,996,467,981
Shares sold

Reinvestment of distributions   112,603,090           164,591,586
from net interest income

Shares redeemed                 (13,059,829,920)      (20,222,203,985)

Net increase (decrease)         241,170,748           938,855,582

PRIME - CAPITAL RESERVES        21,598,500,878        23,390,518,755
CLASS Shares sold

Reinvestment of distributions   82,543,334            109,332,314
from net interest income

Shares redeemed                 (20,811,280,155)      (22,831,489,240)

Net increase (decrease)         869,764,057           668,361,829

TAX-EXEMPT - DAILY MONEY        1,039,033,475         1,751,898,670
CLASS Shares sold

Reinvestment of distributions   6,909,457             11,633,194
from net interest income

Shares redeemed                 (1,095,934,089)       (1,778,973,508)

Net increase (decrease)         (49,991,157)          (15,441,644)

TAX-EXEMPT - CAPITAL RESERVES   553,513,879           897,724,620
CLASS  Shares sold

Reinvestment of distributions   2,872,358             4,146,977
from net interest income

Shares redeemed                 (532,132,709)         (918,128,210)

Net increase (decrease)         24,253,528            (16,256,613)






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA

SUB-ADVISER
Fidelity Investments
 Money Management, Inc.

OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Dwight D. Churchill, Vice President
Boyce I. Greer, Vice President
John J. Todd, Vice President
Robert A. Litterst, Vice President
Scott A. Orr, Vice President
Eric D. Roiter, Secretary
Robert A. Dwight, Treasurer
Matthew N. Karstetter, Deputy Treasurer
Maria F. Dwyer, Deputy Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer

BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
Donald J. Kirk *
Ned C. Lautenbach *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *

ADVISORY BOARD
J. Michael Cook
Abigail P. Johnson

* INDEPENDENT TRUSTEES

DMFI-SANN-0600  103975
1.703547.102

GENERAL DISTRIBUTOR
Fidelity Distributions Corporation (FDC)
Boston, MA

TRANSFER AND SHAREHOLDER
SERVICING AGENTS
Fidelity Investments Institutional
 Operations Company, Inc.
Boston, MA (Prime Fund &
 Treasury Fund)
Citibank, N.A.
New York, NY (Tax-Exempt Fund)

CUSTODIAN
The Bank of New York
New York, NY (Prime Fund &
 Treasury Fund)
Citibank, N.A.
New York, NY (Tax-Exempt Fund)

(2_FIDELITY_LOGOS)(registered trademark)\
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com